SHARE-BASED COMPENSATION (Assumptions Used to Estimate Fair Values of Share Options) (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	61.00%	74.86%	73.73%
Expected volatility, maximum	64.00%	75.00%	74.20%
Risk-free interest rate, minimum	1.46%	2.14%	2.00%
Risk-free interest rate, maximum	1.52%	2.17%	2.25%
Dividend yield	0.00%	0.00%	0.00%
Sub optimal early exercise factor, in years, minimum	1 year 6 months	1 year 6 months	1 year 6 months
Sub optimal early exercise factor, in years, maximum	2 years 9 months 18 days	2 years 9 months 18 days	2 years 6 months